Other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other current liabilities [Abstract]
Accrued payroll and severance	$ 6.2	$ 3.1
Operating lease liability, current	3.4	0.0
Deferred mobilization revenue	5.6	0.0
Other current liabilities	4.5	0.0
Total other current liabilities	$ 19.7	$ 3.1
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesCurrent	us-gaap:OtherLiabilitiesCurrent